FAIR VALUE MEASUREMENTS 4 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 23,000,000	$ 2,000,000	$ 10,000,000
Realized and unrealized gains (losses)	31,000,000	32,000,000	(16,000,000)
Issuances	58,000,000	7,000,000	8,000,000
Settlements	(51,000,000)	(18,000,000)
Balance at end of period	61,000,000	23,000,000	2,000,000
Change in unrealized gains relating to instruments still held at the end of the period	17,000,000	17,000,000	(9,000,000)
San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	12
San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	$ (11)